Borrowings - Summary of Non-current and Current Borrowings (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At beginning of period	€ 471,055
Business combinations	29,890
Repayments	(173,407)
Proceeds	65,000
Other	3,286
At end of period	395,824
Non-current	112,747	€ 184,880
Current	283,077	€ 286,175
Committed loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At beginning of period	470,627
Business combinations	21,258
Repayments	(167,902)
Proceeds	50,000
Other	3,286
At end of period	377,269
Non-current	112,710
Current	264,559
Other financial loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At beginning of period	428
Business combinations	8,632
Repayments	(5,505)
Proceeds	15,000
Other	0
At end of period	18,555
Non-current	37
Current	€ 18,518